Item 1. Schedule of Investments:
--------------------------------

Putnam Vista Fund

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


Putnam Vista Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
October 31, 2004 (Unaudited)

Common stocks (99.4%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.2%)
-----------------------------------------------------------------------------------------------------------
        870,500  United Defense Industries, Inc. (NON)                                          $34,941,870

Automotive (1.3%)
-----------------------------------------------------------------------------------------------------------
        855,000  Autoliv, Inc.                                                                   36,551,250

Banking (1.2%)
-----------------------------------------------------------------------------------------------------------
        189,400  Commerce Bancorp, Inc. (S)                                                      11,220,056
        515,200  Doral Financial Corp.                                                           21,628,096
                                                                                              -------------
                                                                                                 32,848,152

Basic Materials (1.0%)
-----------------------------------------------------------------------------------------------------------
        541,300  Vulcan Materials Co.                                                            26,945,914

Biotechnology (2.9%)
-----------------------------------------------------------------------------------------------------------
        417,700  Biogen Idec, Inc. (NON) (S)                                                     24,293,432
        602,200  Celgene Corp. (NON) (S)                                                         17,837,164
        396,100  Genzyme Corp. (NON)                                                             20,783,367
        357,400  IDEXX Laboratories, Inc. (NON) (S)                                              17,812,816
                                                                                              -------------
                                                                                                 80,726,779

Broadcasting (0.5%)
-----------------------------------------------------------------------------------------------------------
        423,300  XM Satellite Radio Holdings, Inc. Class
                 A (NON) (S)                                                                     13,681,056

Building Materials (0.7%)
-----------------------------------------------------------------------------------------------------------
        551,500  American Standard Cos., Inc. (NON)                                              20,168,355

Chemicals (0.3%)
-----------------------------------------------------------------------------------------------------------
        181,600  Georgia Gulf Corp.                                                               8,221,032

Commercial and Consumer Services (1.4%)
-----------------------------------------------------------------------------------------------------------
        348,300  Corporate Executive Board Co. (The) (S)                                         22,169,295
         95,900  Strayer Education, Inc. (S)                                                      9,306,136
        238,100  West Corp. (NON) (S)                                                             6,695,372
                                                                                              -------------
                                                                                                 38,170,803

Communications Equipment (2.9%)
-----------------------------------------------------------------------------------------------------------
        844,900  Harris Corp. (S)                                                                51,986,697
        448,000  Scientific-Atlanta, Inc.                                                        12,270,720
      2,171,000  Tellabs, Inc. (NON) (S)                                                         17,368,000
                                                                                              -------------
                                                                                                 81,625,417

Computers (3.9%)
-----------------------------------------------------------------------------------------------------------
        674,700  Lexmark International, Inc. (NON)                                               56,074,317
        251,337  NAVTEQ Corp. (NON)                                                              10,131,394
      1,805,900  Network Appliance, Inc. (NON) (S)                                               44,190,373
                                                                                              -------------
                                                                                                110,396,084

Conglomerates (3.1%)
-----------------------------------------------------------------------------------------------------------
        411,700  AMETEK, Inc. (S)                                                                13,553,164
        302,800  Harman International Industries, Inc.
                 (S)                                                                             36,390,504
        465,100  ITT Industries, Inc.                                                            37,738,214
                                                                                              -------------
                                                                                                 87,681,882

Consumer Cyclicals (0.6%)
-----------------------------------------------------------------------------------------------------------
        201,200  Black & Decker Manufacturing Co.                                                16,152,336

Consumer Finance (3.2%)
-----------------------------------------------------------------------------------------------------------
        529,100  Capital One Financial Corp. (S)                                                 39,026,416
      1,074,400  Nelnet, Inc. Class A (NON)                                                      20,854,104
      1,908,400  Providian Financial Corp. (NON) (S)                                             29,675,620
                                                                                              -------------
                                                                                                 89,556,140

Consumer Goods (2.7%)
-----------------------------------------------------------------------------------------------------------
        509,913  Alberto-Culver Co.                                                              22,874,697
        223,500  Energizer Holdings, Inc. (NON) (S)                                              10,377,105
        248,600  Scotts Co. (The) Class A (NON) (S)                                              15,965,092
      1,012,200  Yankee Candle Co., Inc. (The) (NON)                                             28,037,940
                                                                                              -------------
                                                                                                 77,254,834

Consumer Services (1.4%)
-----------------------------------------------------------------------------------------------------------
        234,000  Alliance Data Systems Corp. (NON) (S)                                            9,893,520
        505,800  Getty Images, Inc. (NON) (S)                                                    29,907,954
                                                                                              -------------
                                                                                                 39,801,474

Containers (1.1%)
-----------------------------------------------------------------------------------------------------------
        757,600  Ball Corp.                                                                      30,190,360

Distribution (0.3%)
-----------------------------------------------------------------------------------------------------------
        294,100  SCP Pool Corp. (S)                                                               8,584,779

Distributors (0.6%)
-----------------------------------------------------------------------------------------------------------
        637,200  Hughes Supply, Inc. (S)                                                         18,102,852

Electronics (5.8%)
-----------------------------------------------------------------------------------------------------------
        259,800  Amphenol Corp. (NON)                                                             8,918,934
        922,100  ATI Technologies, Inc. (Canada) (NON) (S)                                       16,643,905
      1,251,300  Linear Technology Corp.                                                         47,399,244
      2,815,200  SanDisk Corp. (NON) (S)                                                         58,753,224
      1,216,100  Storage Technology Corp. (NON)                                                  32,859,022
                                                                                              -------------
                                                                                                164,574,329

Energy (1.3%)
-----------------------------------------------------------------------------------------------------------
        692,600  BJ Services Co. (S)                                                             35,322,600

Financial (1.3%)
-----------------------------------------------------------------------------------------------------------
         71,200  Chicago Mercantile Exchange (S)                                                 12,511,976
        291,500  Moody's Corp. (S)                                                               22,681,615
                                                                                              -------------
                                                                                                 35,193,591

Forest Products and Packaging (0.1%)
-----------------------------------------------------------------------------------------------------------
        116,000  Louisiana-Pacific Corp.                                                          2,843,160

Health Care Services (4.1%)
-----------------------------------------------------------------------------------------------------------
        201,600  Anthem, Inc. (NON) (S)                                                          16,208,640
        192,500  Coventry Health Care, Inc. (NON)                                                 7,873,250
        944,700  Laboratory Corp. of America Holdings
                 (NON)                                                                           43,267,260
        751,800  PacifiCare Health Systems, Inc. (NON) (S)                                       26,779,116
        226,100  WellPoint Health Networks, Inc. (NON)                                           22,080,926
                                                                                              -------------
                                                                                                116,209,192

Homebuilding (1.1%)
-----------------------------------------------------------------------------------------------------------
         49,500  NVR, Inc. (NON) (S)                                                             31,036,500

Household Furniture and Appliances (0.6%)
-----------------------------------------------------------------------------------------------------------
        296,600  Whirlpool Corp. (S)                                                             17,425,250

Insurance (1.9%)
-----------------------------------------------------------------------------------------------------------
        249,600  Everest Re Group, Ltd. (Bermuda)                                                19,810,752
        778,800  W.R. Berkley Corp.                                                              33,285,912
                                                                                              -------------
                                                                                                 53,096,664

Investment Banking/Brokerage (1.2%)
-----------------------------------------------------------------------------------------------------------
        349,200  Bear Stearns Cos., Inc. (The) (S)                                               33,086,700

Leisure (0.4%)
-----------------------------------------------------------------------------------------------------------
        197,200  Harley-Davidson, Inc. (S)                                                       11,352,804
         39,900  Winnebago Industries, Inc.                                                       1,252,860
                                                                                              -------------
                                                                                                 12,605,664

Machinery (3.5%)
-----------------------------------------------------------------------------------------------------------
        179,300  Briggs & Stratton Corp.                                                         12,875,533
      1,075,700  Terex Corp. (NON) (S)                                                           40,876,600
        677,100  Toro Co. (The)                                                                  46,212,075
                                                                                              -------------
                                                                                                 99,964,208

Manufacturing (1.5%)
-----------------------------------------------------------------------------------------------------------
        493,600  Graco, Inc. (S)                                                                 16,979,840
        647,200  IDEX Corp. (S)                                                                  23,881,680
                                                                                              -------------
                                                                                                 40,861,520

Medical Technology (7.3%)
-----------------------------------------------------------------------------------------------------------
        644,800  Biomet, Inc. (S)                                                                30,099,264
        659,300  C.R. Bard, Inc.                                                                 37,448,240
        831,700  Charles River Laboratories
                 International, Inc. (NON) (S)                                                   38,915,243
        364,100  Dade Behring Holdings, Inc. (NON)                                               20,495,189
        506,400  Edwards Lifesciences Corp. (NON) (S)                                            17,308,752
        576,865  Gen-Probe, Inc. (NON) (S)                                                       20,213,350
        376,200  Respironics, Inc. (NON)                                                         19,220,058
        579,400  Varian Medical Systems, Inc. (NON)                                              23,262,910
                                                                                              -------------
                                                                                                206,963,006

Office Equipment & Supplies (0.2%)
-----------------------------------------------------------------------------------------------------------
        122,800  HNI Corp.                                                                        4,961,120

Oil & Gas (6.9%)
-----------------------------------------------------------------------------------------------------------
        480,500  Amerada Hess Corp. (S)                                                          38,781,155
      1,011,600  Burlington Resources, Inc. (S)                                                  41,981,400
        334,400  EOG Resources, Inc.                                                             22,257,664
        666,200  Newfield Exploration Co. (NON)                                                  38,772,840
        420,100  Pogo Producing Co.                                                              19,261,585
        340,400  Sunoco, Inc. (S)                                                                25,312,144
        418,700  Vintage Petroleum, Inc.                                                          8,792,700
                                                                                              -------------
                                                                                                195,159,488

Pharmaceuticals (3.9%)
-----------------------------------------------------------------------------------------------------------
        372,700  Barr Pharmaceuticals, Inc. (NON)                                                14,032,155
        552,200  Cephalon, Inc. (NON) (S)                                                        26,323,374
        665,300  Endo Pharmaceuticals Holdings, Inc.
                 (NON) (S)                                                                       14,503,540
        784,958  Eon Labs, Inc. (NON)                                                            19,317,816
        167,000  King Pharmaceuticals, Inc. (NON)                                                 1,821,970
        802,500  Medicis Pharmaceutical Corp. Class A (S)                                        32,637,675
                                                                                              -------------
                                                                                                108,636,530
Restaurants (1.4%)
-----------------------------------------------------------------------------------------------------------
        750,800  Starbucks Corp. (NON) (S)                                                       39,702,304

Retail (8.7%)
-----------------------------------------------------------------------------------------------------------
        292,100  Abercrombie & Fitch Co. Class A (S)                                             11,444,478
        944,650  Aeropostale, Inc. (NON)                                                         29,803,708
        600,300  American Eagle Outfitters, Inc.                                                 24,540,264
      2,566,200  Claire's Stores, Inc. (S)                                                       66,772,524
        914,100  Coach, Inc. (NON)                                                               42,624,483
        562,800  Fossil, Inc. (NON) (S)                                                          16,748,928
        960,200  Michaels Stores, Inc.                                                           27,941,820
        883,000  Staples, Inc.                                                                   26,260,420
                                                                                              -------------
                                                                                                246,136,625

Schools (0.9%)
-----------------------------------------------------------------------------------------------------------
        385,500  Apollo Group, Inc. Class A (NON)                                                25,443,000

Semiconductor (0.6%)
-----------------------------------------------------------------------------------------------------------
        602,200  Sigmatel, Inc. (NON) (S)                                                        17,764,900

Shipping (2.2%)
-----------------------------------------------------------------------------------------------------------
        936,300  CNF Transportation, Inc.                                                        40,991,214
        348,600  Overseas Shipholding Group (S)                                                  19,852,770
                                                                                              -------------
                                                                                                 60,843,984

Software (11.8%)
-----------------------------------------------------------------------------------------------------------
      1,392,300  Adobe Systems, Inc.                                                             78,010,569
        698,500  Autodesk, Inc. (S)                                                              36,845,875
      3,589,000  BMC Software, Inc. (NON) (S) (SEG)                                              67,903,880
      2,283,200  Citrix Systems, Inc. (NON) (S)                                                  55,093,616
      2,679,300  Siebel Systems, Inc. (NON) (S)                                                  25,453,350
        615,100  Symantec Corp. (NON) (S)                                                        35,023,794
      1,156,400  Veritas Software Corp. (NON)                                                    25,302,032
        183,250  Zebra Technology Corp. (NON)                                                     9,710,418
                                                                                              -------------
                                                                                                333,343,534

Technology Services (2.4%)
-----------------------------------------------------------------------------------------------------------
        513,500  Acxiom Corp.                                                                    12,837,500
        371,200  Equifax, Inc.                                                                    9,706,880
        457,600  Fair Corp.                                                                      13,819,520
        358,349  Logitech International SA ADR
                 (Switzerland) (NON) (S)                                                         18,657,799
        492,900  VeriSign, Inc. (NON) (S)                                                        13,224,507
                                                                                              -------------
                                                                                                 68,246,206
                                                                                              -------------
                 Total Common stocks  (cost $2,467,651,034)                                  $2,801,021,444

Short-term investments (14.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $391,286,066 Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.75% to 2.03% and
                 due dates ranging from November 1, 2004
                 to December 6, 2004 (d)                                                       $391,155,531
     27,328,246  Putnam Prime Money Market Fund (e)                                              27,328,246
                                                                                              -------------
                 Total Short-term investments  (cost $418,483,777)                             $418,483,777
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,886,134,811) (b)                                 $3,219,505,221
-----------------------------------------------------------------------------------------------------------


Futures contracts outstanding at October 31, 2004 (Unaudited)

                                       Aggregate  Expiration      Unrealized
                            Value     face value        date    appreciation
----------------------------------------------------------------------------
NASDAQ 100
Index (Long)           $4,470,000     $4,323,612      Dec-04        $146,388
Russell 2000
Index Mini (Long)       8,942,850      8,749,360      Dec-04         193,490
S&P 500
Index (Long)              282,575        281,629      Dec-04             946
----------------------------------------------------------------------------
                                                                    $340,824
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $2,817,063,413.

  (b) The aggregate identified cost on a tax basis is $2,888,037,490, resulting in gross unrealized appreciation and depreciation of $420,413,539 and $88,945,808, respectively, or net unrealized appreciation of $331,467,731.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at October 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2004, the value of securities loaned amounted to $380,290,849. The fund received cash collateral of $391,155,531 which is pooled with collateral of other Putnam funds into 23 issuers of high-grade short-term investments.

  (e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $30,349 for the period ended October 31, 2004.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.
      Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004